Related Party Transactions (Details)						1 Months Ended	3 Months Ended				6 Months Ended		9 Months Ended	10 Months Ended	12 Months Ended
	Sep. 07, 2022 USD ($) $ / shares	Aug. 18, 2022 USD ($) $ / shares shares	Oct. 29, 2021 USD ($) shares	Sep. 30, 2021 shares	Apr. 19, 2021 USD ($) $ / shares shares	Sep. 30, 2021 $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Mar. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Aug. 18, 2023 USD ($)	Jul. 20, 2023 USD ($)	May 10, 2023 USD ($)	Jan. 19, 2023 USD ($)	Jan. 03, 2023 USD ($)	Apr. 17, 2021 USD ($)
Related PartyTransactions [Line Items]
Outstanding amount								$ 500,000			$ 500,000					$ 500,000
Drawn and outstanding															$ 500,000	500,000
Expenses incurred and paid							$ 1,190,500	1,113,042	$ 2,407,767	$ 2,787,640	2,045,733	$ 2,886,686	$ 233,253			8,009,751
Working capital loans																1,500,000
Working Capital Loans Warrant [Member]
Related PartyTransactions [Line Items]
Working capital loans								$ 1,500,000			$ 1,500,000
Warrants price (in Dollars per share) | $ / shares							$ 1.5	$ 1.5			$ 1.5				$ 1.5
Borrowings under working capital loans							$ 0	$ 0			$ 0				$ 0	$ 0
Warrants price (in Dollars per share) | $ / shares																$ 1.5
Working Capital Loans [Member]
Related PartyTransactions [Line Items]
Working capital loans
Unsecured Convertible Promissory Note [Member]
Related PartyTransactions [Line Items]
Outstanding amount																$ 500,000
Extension Note [Member]
Related PartyTransactions [Line Items]
Drawn and outstanding								$ 495,000
IPO [Member]
Related PartyTransactions [Line Items]
Sponsor agreed to loan																						$ 300,000
Class B Ordinary Share [Member]
Related PartyTransactions [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares							$ 0.0001	$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Shares forfeit (in Shares) | shares		5,000
Forfeiture shares (in Shares) | shares								1,050,000							1,050,000
Founder Shares were forfeited (in Shares) | shares							1,050,000				1,050,000					1,050,000
Special Committee Shares [Member] | Class B Ordinary Share [Member]
Related PartyTransactions [Line Items]
Sponsor granted in aggregate shares (in Shares) | shares		15,000
Sponsor [Member]
Related PartyTransactions [Line Items]
Sponsor agreed loan																				$ 990,000
Sponsor [Member] | Unsecured Convertible Promissory Note [Member]
Related PartyTransactions [Line Items]
Unsecured debt	$ 500,000
Sponsor agreed loan																			$ 500,000
Debt Instrument, Face Amount	500,000
Sponsor [Member] | Extension Note [Member]
Related PartyTransactions [Line Items]
Sponsor agreed loan							$ 990,000	$ 990,000			$ 990,000				$ 990,000					$ 990,000
Sponsor [Member] | Class B Ordinary Share [Member]
Related PartyTransactions [Line Items]
Sponsor granted in aggregate shares (in Shares) | shares		15,000
Sponsor [Member] | Special Committee Shares [Member] | Class B Ordinary Share [Member]
Related PartyTransactions [Line Items]
Sponsor granted in aggregate shares (in Shares) | shares		15,000
Number of directors		3
Granted amount		$ 74,550
Fair value per share (in Dollars per share) | $ / shares		$ 4.97
Excess of fair value		$ 74,503
Related Party [Member]
Related PartyTransactions [Line Items]
Due to related parties							61,935	$ 121,935			61,935		$ 21,935	$ 21,935	121,935	$ 131,935
Ananda Trust [Member] | Unsecured Convertible Promissory Note [Member]
Related PartyTransactions [Line Items]
Unsecured debt	500,000
Sponsor agreed loan																	$ 500,000	$ 180,000	$ 500,000		$ 500,000
Debt Instrument, Face Amount	$ 500,000
Ananda Trust [Member] | Working Capital shares [Member] | Unsecured Convertible Promissory Note [Member]
Related PartyTransactions [Line Items]
Conversion price (in Dollars per share) | $ / shares	$ 10
Founder Shares [Member]
Related PartyTransactions [Line Items]
Shares forfeiture (in Shares) | shares
Founder Shares [Member] | Class B Ordinary Share [Member]
Related PartyTransactions [Line Items]
Founder Shares were forfeited (in Shares) | shares
Founder Shares [Member] | Sponsor [Member]
Related PartyTransactions [Line Items]
Restrictions on transfer period of time after business combination completion								1 year
Founder Shares [Member] | Sponsor [Member] | Class B Ordinary Share [Member]
Related PartyTransactions [Line Items]
Sponsor paid					$ 25,000
Share consideration (in Shares) | shares					7,187,500
Ordinary shares, par value (in Dollars per share) | $ / shares					$ 0.0001
Dividend share (in Dollars per share) | $ / shares						$ 1.12
Shares held (in Shares) | shares				8,050,000		8,050,000
Shares forfeiture (in Shares) | shares				1,050,000
Sponsor paid					$ 25,000
Offering costs (in Shares) | shares					7,187,500
Founder shares (in Shares) | shares				8,050,000		8,050,000
Forfeiture shares (in Shares) | shares				1,050,000		1,050,000
Related Party Loans [Member]
Related PartyTransactions [Line Items]
Due to related parties							61,935	$ 121,935			61,935				121,935	131,935
Related Party Loans [Member] | Sponsor [Member]
Related PartyTransactions [Line Items]
Due to related parties								121,935							121,935
Related Party Loans [Member] | Related Party [Member]
Related PartyTransactions [Line Items]
Due to related parties							61,935	121,935			61,935				$ 121,935	131,935
Promissory Note with Related Party [Member]
Related PartyTransactions [Line Items]
Borrowings promissory note			$ 122,292
Sponsor agreed loan																						$ 300,000
Office Space Secretarial and Administrative Services [Member]
Related PartyTransactions [Line Items]
Office space, secretarial and administrative services								10,000			10,000
Expenses incurred and paid							$ 30,000	$ 30,000	$ 30,000	$ 30,000	$ 60,000	$ 60,000
Sponsor amount																10,000
Incurred expense														$ 21,935		$ 120,000